UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:
         First American Strategy Funds, Inc.
         601 Second Avenue South
         Minneapolis, Minnesota 55402

2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number:  811 - 7687

   Securities Act File Number:  333 - 07463

4(a). Last day of fiscal year for which this Form is filed: September 30, 2000

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]

5. Calculation of registration fee:

(i)      Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section  24(f):                                                          $238,250,703.03

(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:              $229,662,371.28

(iii)    Aggregate price of securities redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to the
         commission:                                         $ 19,435,521.44

(iv)     Total available redemption credits [add
         Items 5(ii) and 5(iii)]:                                                 $249,097,892.72

(v)      Net Sales - if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from
         Item 5(i)]                                                               $(10,847,189.69)

(vi)     Redemption credits available for use in
         future years if Item 5(i) is less than
         Item 5 (iv) [subtract Item 5(iv)
         from Item 5(i)]:                                    $ 10,847,189.69

(vii)    Multiplier for determining registration
         fee (See Instruction C.9):                                                     x .000264

(viii)   Registration fee due [multiply item
         5(v) by Item 5(vii)]  (enter "0" if no
         fee is due):                                                                   = $ 0


6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                             $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                             $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                  [  ] Wire Transfer

                  [  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Robert H. Nelson

         Robert H. Nelson, Treasurer

         Date:  December 27, 2000